Revenues (Details) - Schedule of Group’s Revenues Disaggregated by Revenue - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Group’s Revenues Disaggregated by Revenue [Abstract]
Revenues from commissions (from Eventer)		$ 796	$ 1,498
Products (from Jeffs’ Brands)	[1]	1,002	3,871
Revenues - Management fees and Revenues Sharing (from Xylo Technologies)	[2]	170
Revenues from internet services (from Gix Internet)		17,335	48,016
Disaggregation of revenues		$ 19,303	$ 53,385

[1]	The revenues from Jeffs’ Brands are presented for the period from January 1, 2024 to January 28, 2024.
[2]	Revenues from consulting services to Jeffs’ Brands and Parazero (see note 7(a)).